Note 22 (Detail) - Condensed Consolidating Financial Statements - Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Oct. 31, 2011
Assets	$ 1,624,843	$ 1,602,180
Liabilities	2,029,044	2,098,782
Notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Stockholders’ (deficit) equity	(404,463)	(496,694)
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	1,624,843	1,602,180
Scenario, Actual [Member] | Homebuilding [Member] | Parent Company [Member]
Assets	10,793	12,756
Liabilities	4,329	2,172
Scenario, Actual [Member] | Homebuilding [Member] | Subsidiary Issuer [Member]
Assets	183,869	200,281
Liabilities	(361)	(33)
Scenario, Actual [Member] | Homebuilding [Member] | Guarantor Subsidiaries [Member]
Assets	1,025,979	1,091,511
Liabilities	379,412	354,528
Scenario, Actual [Member] | Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Assets	286,574	212,526
Liabilities	74,181	11,939
Scenario, Actual [Member] | Homebuilding [Member]
Assets	1,507,215	1,517,074
Liabilities	457,561	368,606
Scenario, Actual [Member] | Financial Services [Member] | Guarantor Subsidiaries [Member]
Assets	9,496	4,537
Liabilities	9,341	4,231
Scenario, Actual [Member] | Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Assets	108,132	80,569
Liabilities	90,563	60,015
Scenario, Actual [Member] | Financial Services [Member]
Assets	117,628	85,106
Liabilities	99,904	64,246
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Parent Company [Member]
Assets	(371,004)	(467,562)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Subsidiary Issuer [Member]
Assets	2,027,698	2,140,349
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Guarantor Subsidiaries [Member]
Assets	(2,425,600)	(2,430,491)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Non-Guarantor Subsidiaries [Member]
Assets	15,117	(14,221)
Scenario, Actual [Member] | Due to and from Consolidated Subsidiaries [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Scenario, Actual [Member] | Parent Company [Member]
Assets	(360,211)	(454,806)
Income taxes payable	39,923	39,716
Stockholders’ (deficit) equity	(404,463)	(496,694)
Total liabilities and equity	(360,211)	(454,806)
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Assets	2,211,567	2,340,630
Notes payable	1,464,809	1,623,957
Stockholders’ (deficit) equity	747,119	716,706
Total liabilities and equity	2,211,567	2,340,630
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Assets	(1,390,125)	(1,334,443)
Notes payable	78	144
Income taxes payable	(33,231)	2,113
Stockholders’ (deficit) equity	(1,745,725)	(1,695,459)
Total liabilities and equity	(1,390,125)	(1,334,443)
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Assets	409,823	278,874
Stockholders’ (deficit) equity	244,817	206,828
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	409,823	278,874
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Stockholders’ (deficit) equity	753,789	771,925
Total liabilities and equity	753,789	771,925
Scenario, Actual [Member]
Assets	1,624,843	1,602,180
Notes payable	1,464,887	1,624,101
Income taxes payable	6,692	41,829
Stockholders’ (deficit) equity	(404,463)	(496,694)
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	1,624,843	1,602,180
Homebuilding [Member] | Parent Company [Member]
Assets	10,793	12,756
Liabilities	4,329	2,172
Homebuilding [Member] | Subsidiary Issuer [Member]
Assets	183,869	200,281
Liabilities	(361)	(33)
Homebuilding [Member] | Guarantor Subsidiaries [Member]
Assets	1,076,088	1,096,594
Liabilities	416,675	355,191
Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Assets	236,465	207,443
Liabilities	36,918	11,276
Homebuilding [Member]
Assets	1,507,215	1,517,074
Liabilities	457,561	368,606
Financial Services [Member] | Guarantor Subsidiaries [Member]
Assets	9,496	4,537
Liabilities	9,341	4,231
Financial Services [Member] | Non-Guarantor Subsidiaries [Member]
Assets	108,132	80,569
Liabilities	90,563	60,015
Financial Services [Member]
Assets	117,628	85,106
Liabilities	99,904	64,246
Due to and from Consolidated Subsidiaries [Member] | Parent Company [Member]
Assets	(371,004)	(467,562)
Due to and from Consolidated Subsidiaries [Member] | Subsidiary Issuer [Member]
Assets	2,027,698	2,140,349
Due to and from Consolidated Subsidiaries [Member] | Guarantor Subsidiaries [Member]
Assets	(2,420,053)	(2,435,348)
Due to and from Consolidated Subsidiaries [Member] | Non-Guarantor Subsidiaries [Member]
Assets	9,570	(9,364)
Due to and from Consolidated Subsidiaries [Member] | Consolidation, Eliminations [Member]
Assets	753,789	771,925
Parent Company [Member]
Assets	(360,211)	(454,806)
Income taxes payable	39,923	39,716
Stockholders’ (deficit) equity	(404,463)	(496,694)
Total liabilities and equity	(360,211)	(454,806)
Subsidiary Issuer [Member]
Assets	2,211,567	2,340,630
Notes payable	1,464,809	1,623,957
Stockholders’ (deficit) equity	747,119	716,706
Total liabilities and equity	2,211,567	2,340,630
Guarantor Subsidiaries [Member]
Assets	(1,334,469)	(1,334,217)
Notes payable	78	144
Income taxes payable	(33,231)	2,113
Stockholders’ (deficit) equity	(1,727,332)	(1,695,896)
Total liabilities and equity	(1,334,469)	(1,334,217)
Non-Guarantor Subsidiaries [Member]
Assets	354,167	278,648
Stockholders’ (deficit) equity	226,424	207,265
Non-controlling interest in consolidated joint ventures	262	92
Total liabilities and equity	354,167	278,648
Consolidation, Eliminations [Member]
Assets	753,789	771,925
Stockholders’ (deficit) equity	753,789	771,925
Total liabilities and equity	$ 753,789	$ 771,925